Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Compensation Expense Recognized for Share-Based Awards	Compensation expense recognized for share-based awards was as follows:
	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Share-based compensation expenses
—Share options(a)	43,168	72,203	47,405

Assumptions used to Determine Fair Value of Share Options Granted	Assumptions used to determine the fair value of share options granted during 2020 and 2021 are summarized in the following table:
	Year ended December 31,
	2020	2021
Risk-free interest rate	2.20%~3.30%	2.88%~3.19%
Expected volatility	41.30%~43.62%	42.93%~43.41%
Expected life of option (years)	10	10
Expected dividend yield	-	-
Fair value per ordinary share	US$1.04~US$1.47	US$0.84~US$2.25

Schedule of Net Income Per Share, Basic and Diluted

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company	292,170	173,324	88,605

Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	208,156,507	208,812,049	209,551,821
Dilutive effect of share options	7,699,070	6,811,724	11,184,176
Denominator for diluted calculation	215,855,577	215,623,773	220,735,997

Basic net income per ordinary share	1.40	0.83	0.42
Diluted net income per ordinary share	1.35	0.80	0.40

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Numerator for basic calculation - Net income attributable to ordinary shareholders of the Company	292,170	173,324	88,605

Denominator:
Denominator for basic calculation - weighted average ordinary shares outstanding	208,156,507	208,812,049	209,551,821
Dilutive effect of share options	7,699,070	6,811,724	11,184,176
Denominator for diluted calculation	215,855,577	215,623,773	220,735,997

Basic net income per ordinary share	1.40	0.83	0.42
Diluted net income per ordinary share	1.35	0.80	0.40

Summary of Stock Option Activity

A summary of the stock option activity under the 2015 Share Incentive Plan and 2018 Share Incentive Plan for the years ended December 31, 2019, 2020 and 2021 is included in the table below.

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding at January 1, 2019	13,260,000	0.43	8.40	18,705
Forfeited	(400,000)	0.96
Exercised	(1,494,732)	0.17
Outstanding at December 31, 2019	11,365,268	0.44	7.59	17,737
Granted	19,175,500	0.86
Forfeited	(1,778,500)	0.60
Exercised	(2,655,669)	0.48
Outstanding at December 31, 2020	26,106,599	0.74	8.08	30,299
Granted	3,840,000	1.10
Forfeited	(4,709,197)	0.81
Exercised	(3,011,064)	0.43
Outstanding at December 31, 2021	22,226,338	0.80	7.41	26,813
Exercisable as of December 31, 2021	7,801,637	0.47	6.02	9,928
Expected to vest as of December 31, 2021	13,046,881	0.97	8.16	15,362